Additional Financial Information - Schedule of Other Accrued Liabilities and Other Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Other accrued liabilities (current)
Employee related liabilities	$ 25.2	$ 116.2
Operating lease liabilities		44.4	$ 37.7
Other liabilities (non-current)
Operating lease liabilities		329.7	96.4
Total	430.7	452.5	120.9
Starz Business of Lions Gate Entertainment Corp
Other accrued liabilities (current)
Employee related liabilities	13.0	28.4	23.2
Operating lease liabilities	9.7	9.0	9.7
Interest payable	18.2	18.0	20.3
Other accrued expenses and short-term liabilities	10.2	10.4	3.4
Total	51.1	65.8	56.6
Other liabilities (non-current)
Income tax payable	0.5	7.4	81.2
Operating lease liabilities	50.6	55.4	62.8
Content related payables	29.7	13.7	15.3
Other long-term liabilities	3.6	3.4	3.2
Total	$ 84.4	$ 79.9	$ 162.5